Commitments and Contingencies - Changes in Provision Balance for Restructuring and Other Charges (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Balance at the beginning of the period	$ 2,085,000
Restructuring and other expenses	5,004,000
Reductions for payments	(1,546,000)
Foreign currency translation	(58,000)
Balance at the end of the period	5,485,000	$ 2,085,000
HMH Holding BV And Subsidiaries [Member]
Restructuring Cost and Reserve [Line Items]
Balance at the beginning of the period	$ 2,085	1,042
Restructuring and other expenses		2,392,000
Reductions for payments		(1,498,000)
Foreign currency translation		149,000
Balance at the end of the period		$ 2,085